Income Taxes (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Income Tax Expense

	Years ended
	January 31, 2020	January 31, 2019

Current income tax expense
Related to current year	$148.2	$113.5
Related to prior years	(1.0)	1.8
	147.2	115.3
Deferred income tax recovery
Temporary differences	(13.4)	(24.6)
Effect of income tax rate changes on deferred income taxes	(0.6)	1.6
Increase in valuation allowance	1.9	9.3
	(12.1)	(13.7)
Income tax expense	$135.1	$101.6

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2020		January 31, 2019

Income taxes calculated at statutory rates	$134.5	26.6%	$87.8	26.7%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(5.7)		(6.1)
Effect of income tax rate changes on deferred income taxes	(0.6)		1.6
Increase in valuation allowance	1.9		9.3
Recognition of income taxes on foreign currency translation	(0.6)		(1.3)
Permanent differences [a]	5.3		12.5
Other	0.3		(2.2)
Income tax expense	$135.1		$101.6
[a]
The permanent differences result mainly from the foreign exchange loss on the long-term debt denominated in U.S. dollars and from share based compensation expense.

Components of Deferred Income Taxes Asset (Liability)	Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2020	January 31, 2019

Related to current assets and liabilities
Inventories	$39.9	$26.9
Investment tax credits receivable	(2.2)	(2.2)
Trade payables and accruals	12.0	9.9
Provisions	91.8	91.0
Other financial liabilities	17.0	15.9
Lease liabilities	8.1	—
Deferred revenues	17.1	15.5
Other	4.0	4.3
	187.7	161.3
Related to non-current assets and liabilities
Property, plant and equipment	(46.2)	(47.0)
Intangible assets	(72.0)	(56.9)
Right-of-use assets	(56.1)	—
Provisions	22.6	15.5
Long-term debt	4.6	6.4
Lease liabilities	54.7	—
Deferred revenues	32.0	31.0
Employee future benefit liabilities	62.0	45.4
Other non-current liabilities	2.2	1.9
Other	4.2	4.8
	8.0	1.1
Related to non-capital losses carried forward	1.3	10.3
Related to capital losses carried forward	29.7	29.3
	226.7	202.0
Unrecognized tax benefits	(34.4)	(33.3)
Total	$192.3	$168.7